Net finance costs (Tables)	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Disclosure of Finance Income

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
Finance income
Interest income on current bank deposits	1,605	247	345
Net foreign exchange gain on financing activities	—	293	—
Other finance income	455	636	2,121
Total finance income	2,060	1,176	2,466
Finance costs
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)	(30,894)	(22,184)	(21,463)
- Lease liabilities interest	(588)	(626)	(1,030)
-Interest expenses on Non-Convertible Preferred Equity Certificates issued to 3rd Parties	—	—	(76)
Net foreign exchange loss on financing activities	(2,537)	—	(280)
Net foreign exchange loss on operating activities (1)	(3,501)	(405)	(1,378)
Other finance costs	(1,129)	(2,579)	(2,203)
Total finance costs	(38,649)	(25,794)	(26,430)
Net finance costs	(36,589)	(24,618)	(23,964)
(1) Net foreign exchange gain and loss arising during the period is the difference between the value originally recorded and the amount actually paid or received, as well as unrealized gain and loss due to the difference between the original value recorded and the value at the balance sheet date.
Disclosure of Finance Cost

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
Finance income
Interest income on current bank deposits	1,605	247	345
Net foreign exchange gain on financing activities	—	293	—
Other finance income	455	636	2,121
Total finance income	2,060	1,176	2,466
Finance costs
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)	(30,894)	(22,184)	(21,463)
- Lease liabilities interest	(588)	(626)	(1,030)
-Interest expenses on Non-Convertible Preferred Equity Certificates issued to 3rd Parties	—	—	(76)
Net foreign exchange loss on financing activities	(2,537)	—	(280)
Net foreign exchange loss on operating activities (1)	(3,501)	(405)	(1,378)
Other finance costs	(1,129)	(2,579)	(2,203)
Total finance costs	(38,649)	(25,794)	(26,430)
Net finance costs	(36,589)	(24,618)	(23,964)
(1) Net foreign exchange gain and loss arising during the period is the difference between the value originally recorded and the amount actually paid or received, as well as unrealized gain and loss due to the difference between the original value recorded and the value at the balance sheet date.